Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Sales to related parties			$ 286,875